CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement And Comprehensive Income Statement Parentheticals [Abstract]
Tax expense/(benefit) on net unrealized holding gains (losses)	€ (132,540)	€ (874,733)	€ (431,278)
Tax expense/(benefit) on reclassification adjustment for net (gains)/losses included in net income	70,095	4,209	(20,987)
Tax benefit on reclassification adjustment for impairment of available-for-sale securities	60,809	1,353,700	18,984
Tax expense/(benefit) on pension (liability)/asset	€ (670)	€ 1,450	€ (74)